Earnings per Unit ("EPU") (Details) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Jul. 01, 2020 tranche shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Earnings per unit
Profit for the period | $		$ 14,663	$ 8,213	$ 50,023	$ 22,382
Paid and accrued preference unit distributions | $		(7,582)	(7,582)	(15,164)	(15,164)
Partnership's profit attributable to unitholders and partner | $		7,081	631	34,859	7,218
Common units
Earnings per unit
Profit for the period | $				34,127	7,063
Partnership's profit attributable to unitholders and partner | $		$ 6,933	$ 617	$ 34,127	$ 7,063
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic)		48,161,285	46,713,991	47,841,332	46,739,034
Earnings per unit (basic)
Earnings per unit (basic) | $ / shares		$ 0.14	$ 0.01	$ 0.71	$ 0.15
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted)		50,425,047	49,460,033	50,016,601	49,402,714
Earnings per unit (diluted)
Earnings per unit (diluted) | $ / shares		$ 0.14	$ 0.01	$ 0.68	$ 0.14
Number of units outstanding		50,722,201	46,737,124	50,722,201	46,737,124	47,517,824	46,860,182
General partner units
Earnings per unit
Profit for the period | $				$ 732	$ 155
Partnership's profit attributable to unitholders and partner | $		$ 148	$ 14	$ 732	$ 155
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic)		1,021,953	1,021,336	1,021,646	1,021,336
Earnings per unit (basic)
Earnings per unit (basic) | $ / shares		$ 0.14	$ 0.01	$ 0.72	$ 0.15
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted)		1,021,953	1,021,336	1,021,646	1,021,336
Earnings per unit (diluted)
Earnings per unit (diluted) | $ / shares		$ 0.14	$ 0.01	$ 0.72	$ 0.15
Number of units outstanding		1,077,494	1,021,336	1,077,494	1,021,336	1,021,336	1,021,336
Class B units
Earnings per unit (diluted)
Number of units converted	415,000
Number of units outstanding	2,075,000	2,075,000	2,490,000	2,075,000	2,490,000	2,075,000	2,490,000
Conversion ratio of class B units into common units	1
Number of tranches remaining | tranche	5
Number of units in each tranche remaining	415,000